Components of Other Comprehensive Loss - Summary of Changes in Other Comprehensive Loss (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	₱ 113,961	₱ 127,465	₱ 119,665
Before adjustments	(42,202)
Cashflow hedges to retained earnings	(1,256)	(2,544)	(725)
Ending balance	110,386	113,961	127,465
Foreign currency translation differences of subsidiaries [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	149	366	701
Other comprehensive income (loss)	(8)	(217)	(335)
Before adjustments	141
Adjustments	(8)
Ending balance	133	149	366
Net loss on financial investments at FVOCI - net of tax [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(9)	(9)	(9)
Before adjustments	(9)
Adjustments	9
Ending balance		(9)	(9)
Net transactions on cash flow hedges - net of tax [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(3,287)	(1,965)	(1,202)
Other comprehensive income (loss)	(1,256)	(2,544)	(763)
Before adjustments	(4,543)
Adjustments	(65)
Cashflow hedges to retained earnings		1,222
Ending balance	(4,608)	(3,287)	(1,965)
Revaluation increment on investment properties - net of tax [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	544	544	508
Other comprehensive income (loss)			36
Before adjustments	544
Ending balance	544	544	544
Fair value adjustment on sale of property and equipment [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance			108
Other comprehensive income (loss)			(108)
Actuarial gains (losses) on defined benefit plans - net of tax [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(32,856)	(35,356)	(35,720)
Other comprehensive income (loss)	(5,469)	2,500	364
Before adjustments	(38,325)
Adjustments	65
Ending balance	(38,260)	(32,856)	(35,356)
Share in the other comprehensive income (loss) of associates and joint ventures accounted for using the equity method [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(20)	(14)	(37)
Other comprehensive income (loss)	(3)	(6)	23
Before adjustments	(17)
Adjustments	(4)
Ending balance	(21)	(20)	(14)
Fair value changes of financial instrument at FVOCI [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(3)	(3)	(1)
Other comprehensive income (loss)			(2)
Before adjustments	(3)
Adjustments	3
Ending balance		(3)	(3)
Total other comprehensive loss attributable to equity holders of PLDT [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(35,482)	(36,437)	(35,652)
Other comprehensive income (loss)	(6,730)	(267)	(785)
Before adjustments	(42,212)
Cashflow hedges to retained earnings		1,222
Ending balance	(42,212)	(35,482)	(36,437)
Share of noncontrolling interests [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	25	15	9
Other comprehensive income (loss)	(15)	10	6
Before adjustments	10
Ending balance	10	25	15
Aoci Including Portion Attributable To Noncontrolling Interest [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(35,457)	(36,422)	(35,643)
Other comprehensive income (loss)	(6,745)	(257)	(779)
Cashflow hedges to retained earnings		1,222
Ending balance	₱ (42,202)	₱ (35,457)	₱ (36,422)